CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
14.	CAPITAL LEASE OBLIGATIONS

Certain computer and network equipment and fiber optic cables were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB	US$
2013	42,151	6,766
2014	30,862	4,954
2015	25,497	4,093
2016	712	114
2017 and thereafter	890	143

Total minimum lease payments	100,112	16,070
Less: amount representing interest	(11,041)	(1,773)

Present value of remaining minimum lease payments	89,071	14,297

Capital leases had weighted average interest rates of 7.56% and 7.93% for the years ended December 31, 2011 and 2012, respectively.